Investment Objectives and Goals	Apr. 30, 2026
CresAlta Global Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—CresAlta Global Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of CresAlta Global Dividend ETF (the “Fund”) is long-term capital appreciation and income generation.
CresAlta Small and Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—CresAlta Small and Mid-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of CresAlta Small and Mid-Cap ETF (the “Fund”) is long-term capital appreciation and income generation.